OTHER INCOME (Tables)	6 Months Ended
Mar. 31, 2024
Other Income and Expenses [Abstract]
SCHEDULE OF OTHER INCOME
	For the six months ended March 31,
	2023	2024
Foreign exchange gains/(loss)	71,299	(142,194)
Miscellaneous income	1,859	16
Total	$73,158	$(142,178)